Assets held for sale or exchange and liabilities related to assets held for sale or exchange (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Summary of Assets Held for Sale or Exchange, and Liabilities Related to Assets Held for Sale or Exchange
Assets held for sale or exchange, and liabilities related to assets held for sale or exchange, comprise:

(€ million)	December 31, 2020	December 31, 2019	December 31, 2018
Assets held for sale or exchange	83	325	68
Liabilities related to assets held for sale or exchange	32	6	—